Employee Benefit Plan, Master Trust - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
EBP, Master Trust	INVESTMENT IN MASTER TRUST
The assets of the Plan are invested in a Master Trust administered by The Northern Trust Company. At both December 31, 2025 and December 31, 2024, the Plan's interest in the net assets of the Master Trust was approximately 96%, with The Home Depot FutureBuilder for Puerto Rico and the HD Supply 401(k) Retirement Plans holding the remaining interest. The Home Depot FutureBuilder for Puerto Rico and the HD Supply 401(k) Retirement Plans are defined contribution retirement plans covering substantially all associates of Home Depot Puerto Rico, Inc. and HD Supply, respectively. Net assets, investment income, and administrative expenses related to the Master Trust are allocated to the individual plans based upon actual activity for each of the plans.
The net assets of the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust		Plan's Interest in Master Trust
in millions	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Assets:
Investments at fair value:
Cash and cash equivalents	$54	$60	$53	$57
Equities	2,876	3,105	2,858	3,091
Collective trust funds	10,766	9,201	10,085	8,656
Registered investment funds	1,245	1,014	1,235	1,009
Brokerage window	460	394	456	391
Total investments at fair value	15,401	13,774	14,687	13,204
Fully benefit-responsive investment at contract value	777	759	764	749
Total assets	16,178	14,533	15,451	13,953

Liabilities:
Accrued liabilities	—	1	—	—
Total liabilities	—	1	—	—

Net assets	$16,178	$14,532	$15,451	$13,953
Investment income for the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust	Plan's Interest in Master Trust
	Year Ended	Year Ended
in millions	December 31, 2025	December 31, 2025
Investment income:
Net appreciation in fair value of investments	$1,862	$1,756
Dividends and interest income	53	52
Total investment income	$1,915	$1,808
The Master Trust's investments that are measured at fair value on a recurring basis, and their level within the fair value hierarchy, are shown in the following tables. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The levels of the fair value hierarchy are:
•Level 1: observable inputs such as quoted prices in active markets for identical assets or liabilities;
•Level 2: inputs other than quoted prices in active markets in Level 1 that are either directly or indirectly observable; and
•Level 3: unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.

	Investments at Fair Value as of December 31, 2025
in millions	Level 1	Level 2	Total
Cash and cash equivalents	$54	$—	$54
Equities	2,876	—	2,876
Collective trust funds	—	10,766	10,766
Registered investment funds	1,245	—	1,245
Brokerage window	460	—	460
Total investments at fair value	$4,635	$10,766	$15,401

	Investments at Fair Value as of December 31, 2024
in millions	Level 1	Level 2	Total
Cash and cash equivalents	$60	$—	$60
Equities	3,105	—	3,105
Collective trust funds	—	9,201	9,201
Registered investment funds	1,014	—	1,014
Brokerage window	394	—	394
Total investments at fair value	$4,573	$9,201	$13,774

EBP, Investment, Fair Value and NAV
The Master Trust's investments that are measured at fair value on a recurring basis, and their level within the fair value hierarchy, are shown in the following tables. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The levels of the fair value hierarchy are:
•Level 1: observable inputs such as quoted prices in active markets for identical assets or liabilities;
•Level 2: inputs other than quoted prices in active markets in Level 1 that are either directly or indirectly observable; and
•Level 3: unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.

	Investments at Fair Value as of December 31, 2025
in millions	Level 1	Level 2	Total
Cash and cash equivalents	$54	$—	$54
Equities	2,876	—	2,876
Collective trust funds	—	10,766	10,766
Registered investment funds	1,245	—	1,245
Brokerage window	460	—	460
Total investments at fair value	$4,635	$10,766	$15,401

	Investments at Fair Value as of December 31, 2024
in millions	Level 1	Level 2	Total
Cash and cash equivalents	$60	$—	$60
Equities	3,105	—	3,105
Collective trust funds	—	9,201	9,201
Registered investment funds	1,014	—	1,014
Brokerage window	394	—	394
Total investments at fair value	$4,573	$9,201	$13,774